Note 13 - Shareholder's Equity (Details Textual)													12 Months Ended
	Dec. 31, 2024 shares	Nov. 27, 2024 CAD ($) shares	Nov. 27, 2024 USD ($) $ / shares shares	Sep. 09, 2024 CAD ($)	Mar. 21, 2024 USD ($) $ / shares shares	Feb. 27, 2024 CAD ($) $ / shares shares	Feb. 12, 2024	Aug. 11, 2023 CAD ($) $ / shares	Feb. 13, 2023 CAD ($)	Feb. 13, 2023 USD ($)	Nov. 15, 2022 CAD ($)	Nov. 15, 2022 USD ($) $ / shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares
Statement Line Items [Line Items]
Shareholders' equity, stock split, conversion ratio	4
Wages and salaries						$ 134							$ 4,318,000	$ 3,775,000		$ 3,913,000
Increase (decrease) in number of shares outstanding, performance based incentive payment (in shares) | shares						41,314
Shares issued, price per share (in dollars per share) | $ / shares						$ 3.24
Proceeds from issuing shares													0	0		3,701,000
Payments for share issue costs													(0)	284,000		(0)
Share issue related cost													0	$ 0		92,000
Number of other equity instruments exercised or vested in share-based payment arrangement														0	0
Interest paid, classified as financing activities													(0)	$ 1,656,000		3,183,000
Increase (decrease) through conversion of convertible instruments, equity														998,000		4,835,000
Increase (decrease) through conversion of transaction costs on convertible instruments, equity														240,000
Proceeds from issue of ordinary shares													1,221,000	19,960,000		$ 3,121,000
Increase (decrease) in number of shares outstanding, exercise of share based payment arrangements (in shares) | shares																89,039	89,039
Proceeds from exercise of warrants													0	0		$ 807,000
Proceeds from exercise of options													$ 0	$ 0		$ 140,000
Weighted average exercise price of share options exercised in share-based payment arrangement (in CAD per share) | $ / shares																$ 10.08
Easement on lands adjacent to refinery facilities [member]
Statement Line Items [Line Items]
Shares issued, price per share (in dollars per share) | $ / shares														$ 3
Increase (decrease) in number of shares outstanding, settlement of easement (in shares) | shares														2,500	2,500
The 2027 warrants [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement		1,136,364	1,136,364
Weighted average fair value at measurement date, other equity instruments granted		$ 1,221,000
Payments for share issue costs		694,000
Share issue related cost		$ 89,000
Deferred share units [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement				33,891									33,891	104,545	104,545	17,868	17,868
Weighted average fair value at measurement date, other equity instruments granted				$ 96,000
Number of other equity instruments exercised or vested in share-based payment arrangement													18,568	(0)	(0)	3,123	3,123
Restricted share units [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement							26,235						26,235	124,968	124,968	12,722	12,722
Number of other equity instruments exercised or vested in share-based payment arrangement													130,414	764	764	7,277	7,277
Performance share units [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement													0	0	0	4,514	4,514
Number of other equity instruments exercised or vested in share-based payment arrangement													2,083	(0)	(0)	7,118	7,118
Equity instruments in private placement [member]
Statement Line Items [Line Items]
Proceeds from issuing shares								$ 21,500,000
Proceeds from issue of ordinary shares								19,960,000
Brokered private placement [member]
Statement Line Items [Line Items]
Proceeds from issuing shares								16,500,000
Non-brokered private placement [member]
Statement Line Items [Line Items]
Proceeds from issuing shares								$ 5,000,000
August 11, 2023 offering units [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement								4,886,364
Payments for share issue costs								$ 445,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in CAD per share) | $ / shares								$ 4.4
Shares issued, commission percentage								6.00%
August 11, 2023 warrants [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement								4,886,364
Weighted average fair value at measurement date, other equity instruments granted								$ 6,321,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in CAD per share) | $ / shares								$ 6.96
August 11, 2023 Broker Warrants [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement								225,000
Weighted average fair value at measurement date, other equity instruments granted								$ 990,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in CAD per share) | $ / shares								$ 4.4
November 15, 2022 units [member]
Statement Line Items [Line Items]
Proceeds from issuing shares											$ 7,343,000	$ 5,511,000
Number of other equity instruments granted in share-based payment arrangement											586,250	586,250
Payments for share issue costs											$ 433,000	$ 325,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in CAD per share) | $ / shares												$ 9.4
Warrants issued in November 15, 2022 Offering [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement											586,250	586,250
Weighted average fair value at measurement date, other equity instruments granted												$ 2,087,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in CAD per share) | $ / shares												$ 12.4
November 15, 2022 Offering, Broker Warrant Units [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement											34,538	34,538
Weighted average fair value at measurement date, other equity instruments granted												$ 325,000
Warrants [member]
Statement Line Items [Line Items]
Proceeds from exercise of warrants																$ 970,000
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement (in CAD per share) | $ / shares																$ 15.12
The 2028 notes [member]
Statement Line Items [Line Items]
Shares issued, price per share (in dollars per share) | $ / shares					$ 2.5756
Increase (decrease) in number of shares outstanding, conversion of interest on convertible instruments (in shares) | shares					210,760
Borrowings					$ 51,000
Borrowings, interest rate					8.99%				8.99%	8.99%
Interest paid, classified as financing activities									$ 1,656,000
Increase (decrease) in number of shares outstanding, conversion of transaction costs on convertible instruments (in shares) | shares														19,375	19,375
Increase (decrease) through conversion of transaction costs on convertible instruments, equity														$ 240
The 2027 notes [member]
Statement Line Items [Line Items]
Borrowings, interest rate		12.00%
Proceeds from issuing shares			$ 5,000,000
Convertible notes [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, conversion of interest on convertible instruments (in shares) | shares														16,533	16,533
Interest paid, classified as financing activities														$ 158,000	$ 135,000
Increase (decrease) through conversion of convertible instruments, equity														$ 840,000	$ 626,000
Increase (decrease) in number of shares outstanding through conversion of convertible instruments (in shares) | shares														75,603	75,603
Convertible notes [member] | Noteholder 1 [member]
Statement Line Items [Line Items]
Shares issued, price per share (in dollars per share) | (per share)														$ 4.81	$ 3.56
Increase (decrease) in number of shares outstanding, conversion of interest on convertible instruments (in shares) | shares														165,200	165,200
Interest paid, classified as financing activities														$ 795	$ 591
The 2026 notes [member]
Statement Line Items [Line Items]
Borrowings, interest rate									6.95%	6.95%
Interest paid, classified as financing activities									$ 68,049,000	$ 51,000,000							$ 485,000
Increase (decrease) through conversion of convertible instruments, equity																	$ 3,500,000
Increase (decrease) in number of shares outstanding through conversion of convertible instruments (in shares) | shares																197,276	197,276
Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares outstanding (in shares) | shares	14,809,197												14,809,197	13,962,832	13,962,832	8,796,494	8,796,494
Shares issued, price per share (in dollars per share) | $ / shares			$ 2.172
Proceeds from issuing shares		$ 1,401,000
Increase (decrease) in number of shares outstanding, issue of equity (in shares) | shares		460,405	460,405
Payments for share issue costs		$ 180,000
Share issue related cost													$ 180,000	$ 1,582,000		$ 1,859,000
Ordinary shares [member] | The 2027 notes [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, issue of equity (in shares) | shares		443,225	443,225
ATM program [member]
Statement Line Items [Line Items]
Shares issued, price per share (in dollars per share) | $ / shares																$ 20.52
Increase (decrease) in number of shares outstanding, issue of equity (in shares) | shares																180,216	180,216
Payments for share issue costs																$ 92,000
Proceeds from issue of ordinary shares																$ 3,701,000